Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Components of Income Before Income Taxes and Current and Deferred Income Tax Expense

Domestic and foreign components of income before income taxes and the current and deferred income tax expense attributable to such income are summarized as follows:

	Year ended December 31, 2016
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	135,131	109,520	244,651

Income taxes:
Current	47,687	27,806	75,493
Deferred	4,126	3,062	7,188

	51,813	30,868	82,681

	Year ended December 31, 2015
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	228,871	118,567	347,438

Income taxes:
Current	80,020	31,413	111,433
Deferred	3,414	1,258	4,672

	83,434	32,671	116,105

	Year ended December 31, 2014
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	277,041	106,198	383,239

Income taxes:
Current	83,221	25,850	109,071
Deferred	6,796	2,133	8,929

	90,017	27,983	118,000

Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2016	2015	2014
Japanese statutory income tax rate	33.0%	35.0%	38.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.8	0.8	0.7
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.0)	(2.9)	(3.7)
Tax credit for research and development expenses	(3.0)	(4.8)	(5.0)
Change in valuation allowance	(0.8)	(0.4)	(0.5)

Effect of enacted changes in tax laws and rates on Japanese tax	1.4	1.9	0.8

Other	5.4	3.8	0.5

Effective income tax rate	33.8%	33.4%	30.8%

Captions of Net Deferred Income Tax Assets and Liabilities Included in Consolidated Balance Sheets

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2016	2015
	(Millions of yen)
Prepaid expenses and other current assets	—	55,108
Other assets	149,866	113,687
Other current liabilities	—	(2,682)
Other noncurrent liabilities	(108,429)	(96,243)

	41,437	69,870

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2016 and 2015 are presented below:

	December 31
	2016	2015
	(Millions of yen)
Deferred tax assets:
Inventories	15,387	15,298
Accrued business tax	1,835	3,293
Accrued pension and severance cost	108,781	77,420
Research and development – costs capitalized for tax purposes	5,998	6,906
Property, plant and equipment	26,519	24,281
Accrued expenses	31,316	39,881
Net operating losses carried forward	29,167	33,526
Other	33,782	33,808

	252,785	234,413
Less valuation allowance	(26,687)	(32,931)

Total deferred tax assets	226,098	201,482

Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(9,450)	(10,400)
Net unrealized gains on securities	(7,321)	(7,354)
Tax deductible reserve	(4,449)	(4,974)
Financing lease revenue	(47,802)	(54,280)
Prepaid pension and severance cost	—	(1,104)
Intangible assets	(85,888)	(21,106)
Other	(29,751)	(32,394)

Total deferred tax liabilities	(184,661)	(131,612)

Net deferred tax assets	41,437	69,870

Amounts and Period Ranges of Operating Losses Carried Forward Available to Reduce Future Taxable Income

Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	2,150
After one year through five years	22,314
After five years through ten years	57,302
After ten years through twenty years	56,547
Indefinite period	37,091

Total	175,404

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2016	2015	2014
	(Millions of yen)
Balance at beginning of year	6,056	6,431	6,201
Additions for tax positions of the current year	2,741	2,174	1,649
Additions for tax positions of prior years	—	165	216
Reductions for tax positions of prior years	(665)	(1,180)	(114)
Settlements with tax authorities	(370)	(505)	(1,808)
Other	(444)	(1,029)	287

Balance at end of year	7,318	6,056	6,431